DERIVATIVES AND HEDGE ACCOUNTING (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative instruments gain (loss):
Foreign currency translation gain (loss) adjustment related to net investment hedge relationships	$ (13)	$ 28
Derivatives designated as hedging instruments | Interest rate contracts | Fair value hedging
Derivative instruments gain (loss):
Gain (loss) recognized in earnings on derivatives	(4)	196
Gain (loss) recognized in earnings on hedged items	153	(25)
Gain recognized in earnings for ineffective portion and amount excluded from effectiveness testing		27
Gain (Loss) Recognized in Earnings for Ineffective Portion		27
Amortization of debt basis adjustment following the discontinuation of hedge accounting	149	144
Derivatives designated as hedging instruments | Interest rate contracts | Cash flow hedging
Derivative instruments gain (loss):
Gain (Loss) Recognized in Earnings for Ineffective Portion		(6)
Loss recognized in OCI on derivatives	(5)	(33)
Loss reclassified from Accumulated OCI into earnings	(55)	(84)
Deferred net loss in accumulated other comprehensive income expected to be recognized in earnings during the next 12 months	(17)
Derivatives not designated as hedging instruments
Derivative instruments gain (loss):
Gain (loss) recognized in earnings on derivatives	863	2,331
Derivatives not designated as hedging instruments | Premiums
Derivative instruments gain (loss):
Gain (loss) recognized in earnings on derivatives	113	75
Derivatives not designated as hedging instruments | Net investment income
Derivative instruments gain (loss):
Gain (loss) recognized in earnings on derivatives	8	18
Derivatives not designated as hedging instruments | Net realized capital gains (losses)
Derivative instruments gain (loss):
Gain (loss) recognized in earnings on derivatives	96	726
Derivatives not designated as hedging instruments | Other income.
Derivative instruments gain (loss):
Gain (loss) recognized in earnings on derivatives	646	1,512
Derivatives not designated as hedging instruments | Interest rate contracts
Derivative instruments gain (loss):
Gain (loss) recognized in earnings on derivatives	601	254
Derivatives not designated as hedging instruments | Foreign exchange contracts
Derivative instruments gain (loss):
Gain (loss) recognized in earnings on derivatives	137	(123)
Derivatives not designated as hedging instruments | Equity contracts
Derivative instruments gain (loss):
Gain (loss) recognized in earnings on derivatives	(263)	427
Embedded derivative gains (losses)	(397)	423
Derivatives not designated as hedging instruments | Other investment types: Commodity contracts
Derivative instruments gain (loss):
Gain (loss) recognized in earnings on derivatives	4	1
Derivatives not designated as hedging instruments | Credit contracts
Derivative instruments gain (loss):
Gain (loss) recognized in earnings on derivatives	337	1,227
Derivatives not designated as hedging instruments | Other contracts
Derivative instruments gain (loss):
Gain (loss) recognized in earnings on derivatives	$ 47	$ 545